Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Founder Shares
Allocation of net loss	$ (282,829)	$ (4,239)	$ (724,141)	$ (15,873)	$ (351,551)
Weighted-average shares, Basic	3,187,500	3,162,500	3,187,500	3,162,500	3,171,069
Weighted-average shares, Diluted	3,187,500	3,162,500	3,187,500	3,162,500	3,171,069
Net loss per share, Basic	$ (0.09)	$ 0.00	$ (0.23)	$ (0.01)	$ (0.11)
Net loss per share, Diluted	$ (0.09)	0.00	$ (0.23)	(0.01)	$ (0.11)
Common Stock
Allocation of net loss	$ (1,109,135)		$ (2,839,770)
Weighted-average shares, Basic	12,500,000		12,500,000
Weighted-average shares, Diluted	12,500,000		12,500,000
Net loss per share, Basic	$ (0.09)	0.00	$ (0.23)	0.00
Net loss per share, Diluted	$ (0.09)	$ 0.00	$ (0.23)	$ 0.00